Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 7 — Fair Value Measurements

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

As of March 31, 2021 the carrying values of cash, prepaid expenses, and accounts payable approximate their fair values due to the short-term nature of the instruments. As of March 31, 2021, the Company’s portfolio of investments held in Trust Account is comprised entirely of investments in money market funds that invest in U.S. government securities.

The Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of the reporting period. Changes in the fair value of the Warrants are recorded in the statement of operations each period.

The following table presents our fair value hierarchy for liabilities measured at fair value on a recurring basis as of March 31, 2021:

March 31, 2021

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$13,500,000	$—	$—	$13,500,000
Private Placement Warrants	—	—	8,550,000	8,550,000
Total warrant liabilities	$13,500,000	$—	$8,550,000	$22,050,000

The Private Placement Warrants were valued using a modified Black Scholes Model including inputs from a Monte Carlo simulation, which is considered to be a Level 3 fair value measurement. The Monte Carlo simulation’s primary unobservable input utilized in determining the fair value of the Warrants is the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination was 88% which was estimated based on the observed success rates of business combinations for special purpose acquisition companies.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of March 31, 2021	As of December 31, 2020
Exercise price	$11.50	$11.50
Implied stock price range (or underlying asset price at December 31, 2020)	$9.931076	$10.76993
Volatility	1530.5%	3015.5%
Term	5.25	5.25
Risk-free rate	0.98%	0.4098%
Dividend yield	0.0%	0.0%

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value, December 31, 2020	$23,180,000	$33,750,000	$56,930,000
Recognized income on change in fair value	(14,630,000)	(20,250,000)	(34,880,000)
Fair value, March 31, 2021	$8,550,000	$13,500,000	$22,050,000

Note 7 — Fair Value Measurements

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

As of December 31, 2020 and 2019, the carrying values of cash, prepaid expenses, and accounts payable approximate their fair values due to the short-term nature of the instruments. As of December 31, 2020, the Company’s portfolio of investments held in Trust Account is comprised entirely of investments in money market funds that invest in U.S. government securities.

The Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants are recorded in the statement of operations each period.

The following table presents our fair value hierarchy for liabilities measured at fair value on a recurring basis for each reporting period:

December 31, 2020 (As Restated)	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$33,750,000	$—	$—	$33,750,000
Private Placement Warrants	—	—	23,180,000	23,180,000
Total warrant liabilities	$33,750,000	$—	$23,180,000	$56,930,000

September 30, 2020 (As Restated)	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants(1)	$27,000,000	$—	$—	$27,000,000
Private Placement Warrants	—	—	18,050,000	18,050,000
Total warrant liabilities	$27,000,000	$—	$18,050,000	$45,050,000

June 30, 2020 (As Restated)	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$14,100,000	$—	$—	$14,100,000
Private Placement Warrants	—	—	8,930,000	8,930,000
Total warrant liabilities	$14,100,000	$—	$8,930,000	$23,030,000

May 8, 2020 (As Restated)	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$—	$—	$14,700,000	$14,700,000
Private Placement Warrants	—	—	9,500,000	9,500,000
Total warrant liabilities	$—	$—	$24,200,000	$24,200,000

____________

(1)      Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $14,700,000 during the period May 8, 2020 through December 31, 2020.

The Private Placement Warrants were valued using a modified Black Scholes Model including inputs from a Monte Carlo simulation, which is considered to be a Level 3 fair value measurement. The Monte Carlo simulation’s primary unobservable input utilized in determining the fair value of the Warrants is the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination was 88% which was estimated based on the observed success rates of business combinations for special purpose acquisition companies.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of May 8, 2020 (As Restated)	As of June 30, 2020 (As Restated)	As of September 30, 2020 (As Restated)	As of December 31, 2020 (As Restated)
Exercise price	$11.50	$11.50	$11.50	$11.50
IPO price	10.00	10.00	10.00	10.00
Implied stock price range (or underlying asset price at December 31, 2020)	9.51	9.70	10.20	10.76
Volatility	18.7%	17.45%	26.95%	30.5%
Term	5.91	5.75	5.50	5.25
Risk-free rate	0.44%	37.00%	33.00%	0.40%
Dividend yield	0.0%	0.0%	0.0%	0.0%

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Initial measurement on May 8, 2020 (As Restated)	$9,500,000	$14,700,000	$24,200,000
Change in fair value of warrant liability	(570,000)	(600,000)	(1,170,000)
Fair value, June 30, 2020 (As Restated)	$8,930,000	$14,100,000	$23,030,000
Change in fair value of warrant liability	9,120,000	12,900,000	22,020,000
Fair value, September 30, 2020 (As Restated)	$18,050,000	$27,000,000	$45,050,000
Change in fair value of warrant liability	5,130,000	6,750,000	11,880,000
Fair value, December 31, 2020 (As Restated)	$23,180,000	$33,750,000	$56,930,000